Financial results, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest Income (Expense), Net [Abstract]
Foreign exchange losses	$ (12,254)	$ (39,152)	$ (4,509)
Gains / (losses) on derivative financial instruments	2,385	2,940	(1,096)
Interest income	15,289	17,980	5,972
Interest expense	(10,290)	(8,484)	(5,686)
Factoring expense	(32,216)	(18,463)	(5,382)
Bank expense	(906)	(1,370)	(278)
Others	1,359	1,090	772
Total financial results, net	$ (36,633)	$ (45,459)	$ (10,207)